Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

At December 31 (Dollars in Millions)	2022	2021
Goodwill	$12,373	$10,262
Merchant processing contracts	155	195
Core deposit benefits	2,706	49
Mortgage servicing rights	3,755	2,953
Trust relationships	50	62
Other identified intangibles	489	479
Total	$19,528	$14,000

Aggregate Amortization Expense
Aggregate amortization expense consisted of the following:

Year Ended December 31 (Dollars in Millions)	2022	2021	2020
Merchant processing contracts	$38	$45	$49
Core deposit benefits	53	15	18
Trust relationships	12	10	9
Other identified intangibles	112	89	100

Total	$215	$159	$176

Estimated Amortization Expense	The estimated amortization expense for the next five years is as follows:

(Dollars in Millions)
2023	$647
2024	572
2025	490
2026	422
2027	350

Changes in Carrying Value of Goodwill
The
following table reflects the changes in the carrying value of goodwill for the years ended December 31, 2022, 2021 and 2020:

(Dollars in Millions)	Corporate and Commercial Banking	Consumer and Business Banking	Wealth Management and Investment Services	Payment Services	Treasury and Corporate Support	Consolidated Company
Balance at December 31, 2019	$1,647	$3,475	$1,617	$2,916	$—	$9,655
Goodwill acquired	—	—	—	180	—	180
Foreign exchange translation and other	—	—	2	81	—	83

Balance at December 31, 2020	$1,647	$3,475	$1,619	$3,177	$—	$9,918
Goodwill acquired	—	35	144	192	—	371
Foreign exchange translation and other	265	(265)	(2)	(25)	—	(27)

Balance at December 31, 2021	$1,912	$3,245	$1,761	$3,344	$—	$10,262
Goodwill acquired	889	1,220	29	11	—	2,149
Foreign exchange translation and other	—	—	(2)	(36)	—	(38)

Balance at December 31, 2022	$2,801	$4,465	$1,788	$3,319	$—	$12,373